Superannuation commitments (Tables)	12 Months Ended
Sep. 30, 2024
Superannuation commitments
Schedule of contributions

	Consolidated		Parent Entity
$m	2024	2023	2024	2023
Employer contributions	30	89	30	87
Member contributions	7	8	7	8

Schedule of expenses recognised

	Consolidated			Parent Entity
$m	2024	2023	2022	2024	2023
Current service cost	27	26	40	26	25
Net interest cost on net benefit liability	(11)	(14)	11	(10)	(14)
Total defined benefit expense	16	12	51	16	11

Schedule of defined benefit balances recognised

	Consolidated		Parent Entity
$m	2024	2023	2024	2023
Benefit obligation as at end of year	2,218	2,110	2,169	2,062
Fair value of plan assets as at end of year	2,424	2,320	2,380	2,274
Net surplus/(deficit)	206	210	211	212
Defined benefit surplus included in other assets	215	217	215	217
Defined benefit deficit included in other liabilities	(9)	(7)	(4)	(5)
Net surplus/(deficit)	206	210	211	212

Schedule of defined benefit plan significant assumptions

	2024		2023
Consolidated and Parent Entity	Australian funds	Overseas funds	Australian funds	Overseas funds
Discount rate	5.6%	4.3%-5.0%	5.8%	5.1%-5.5%
Salary increases	3.5%	3.0%-3.9%	3.6%	3.0%-4.0%
Inflation rate (pensioners received inflationary increase)	2.5%	2.0%-3.2%	2.6%	2.0%-3.3%
Life expectancy of a 60-year-old male	31.9	27.6-27.8	31.7	27.5-27.9
Life expectancy of a 60-year-old female	34.5	29.6	34.3	29.6

Summary of sensitivity analysis of essential assumptions

	Increase in obligation
$m	2024	2023
0.5% decrease in discount rate	136	135
0.5% increase in annual salary increases	3	5
0.5% increase in inflation rate (pensioners receive inflationary increase)	131	127
1 year increase in life expectancy	46	45

Schedule of asset allocation

	2024		2023
$m	Australian funds	Overseas funds	Australian funds	Overseas funds
Cash	5%	3%	5%	3%
Equity instruments	43%	9%	43%	8%
Debt instruments	26%	5%	26%	7%
Property	8%	2%	8%	1%
Other assets	18%	81%	18%	81%
Total	100%	100%	100%	100%